Leases	12 Months Ended
Sep. 30, 2012
Leases [Abstract]
Leases
LEASES
We lease various facilities and certain equipment under capital and operating leases. We also sublease some of the above facilities. Future minimum rentals due under non-cancelable leases and annual future minimum rentals expected under subleases are as follows:

	Fiscal Year Ended September 30,
	Operating Lease Payments	Capital Lease Payments	Sublease Revenue
	(in thousands)
2013	$53,661	$613	$92
2014	45,991	613	39
2015	37,418	392	12
2016	28,089	—	—
2017	17,075	—	—
Thereafter	37,346	—	—
	$219,580	$1,618	$143

Future minimum capital lease payments total $1.6 million, of which $0.2 million represents interest. The present value of net minimum lease payments as of September 30, 2012 was $1.8 million.
After an initial lease term of generally three to ten years, our lease agreements typically allow renewals in three to five-year increments. Our lease agreements generally include rent escalations throughout the initial lease term. Rent escalations are included in the above numbers. For financial reporting purposes, the aggregate rentals over the lease term, including lease renewal options that are reasonably assured, are expensed on a straight-line basis.

	Fiscal Year Ended September 30,
	2012	2011	2010
	(in thousands)
Gross rent expense from continuing operations	$53,484	$44,618	$38,382
Sublease rent revenue from continuing operations	(181)	(141)	(132)
Net rent expense from continuing operations	$53,303	$44,477	$38,250

Prior to fiscal 2008, we completed several sale-leaseback transactions of previously owned facilities. Losses on sales were recognized immediately, and gains were deferred and are being amortized as a reduction of lease expense over the terms of the related leases. The remaining unamortized long-term portion of these deferred gains, amounting to $1.8 million at September 30, 2012, is included in “Deferred gains and other long-term liabilities” in our consolidated balance sheet. The short-term portion, included in “Accounts payable and other accrued expenses” was $0.4 million at September 30, 2012. Future rentals on these sale-leasebacks are included in the above schedule of future minimum rentals. Terms of these leases are consistent with the terms on our other lease agreements.